Expense Example, No Redemption (Vanguard Health Care Fund Participant:)	Vanguard Health Care Fund Vanguard Health Care Fund - Admiral Shares 2/1/2014 - 1/31/2015 USD ($)
Expense Example, No Redemption:
1 YEAR	30
3 YEAR	93
5 YEAR	163
10 YEAR	368